Borrowings - Schedule of Detailed Information About Repayment of Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 36,950	£ 39,730
Lease liabilities	585	498
Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	53,708	58,219
Lease liabilities	723	616
Within one year
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,312	4,324
Lease liabilities	141	131
Within one year | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,276	5,359
Lease liabilities	171	155
Later than one year and not later than two years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,644	3,319
Lease liabilities	133	103
Later than one year and not later than two years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,084	4,784
Lease liabilities	165	122
Between two and three years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,012	2,558
Lease liabilities	87	77
Between two and three years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,522	3,920
Lease liabilities	103	91
Between three and four years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,435	2,947
Lease liabilities	49	59
Between three and four years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,695	4,393
Lease liabilities	61	70
Between four and five years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	1,725	3,410
Lease liabilities	38	29
Between four and five years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,899	4,600
Lease liabilities	47	38
Beyond five years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	21,822	23,172
Lease liabilities	137	99
Beyond five years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	32,232	35,163
Lease liabilities	£ 176	£ 140